COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Schedule of Commitments
	December 31, 2019	December 31, 2018
Not later than one year	$1,269	$3,092
Later than one year and not later than five years	20	74
Later than five years	5	10
	$1,294	$3,176